Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities
NOTE 30. RECONCILIATION OF LOSS AFTER INCOME TAX TO NET CASH USED IN OPERATING ACTIVITIES

	Consolidated
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Loss after income tax expense for the year	(32,210,826)	(29,902,624)	(13,468,232)
Adjustments for:
Depreciation and amortization	2,063,462	2,070,116	2,079,639
Share based payments	1,486,841	1,702,159	1,724,282
Changes in fair value of US investor warrants	(591,070)	8,663,013	(2,214,813)
US warrants transaction costs	—	—	—
Unrealized gain on exchange through the profit and loss	258,296	646,630	(200,784)
Net change in fair value of convertible note liability	324,736	1,171,959	1,146,406
Change in operating assets and liabilities:
Decrease/(Increase) in current receivables	(2,249,376)	(2,830,539)	1,900,434
Decrease/(Increase) in other operating assets	(782,505)	(620,024)	243,581
Increase/(Decrease) in trade and other payables	1,435,459	1,382,362	(2,126,001)
Increase in employee benefits	35,231	76,606	76,149

Net cash used in operating activities	(30,229,752)	(17,640,342)	(10,839,339)